Income Taxes - Schedule of Income Tax Expense (Recovery) in Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current and deferred tax relating to items charged or credited directly to equity [line items]
Write down (reversal of write down) or recognition of prior period temporary differences	$ 1,359	$ (40,667)
Total deferred income tax expense (recovery)	0	1,789
Total income tax expense (recovery) recognized in equity		(4,143)
Deferred Income Tax Expense [Member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Origination and reversal of temporary differences	2,427	32,430
Write down (reversal of write down) or recognition of prior period temporary differences	1,359	(40,667)
Equity attributable to owners of parent [member] | Current Income Tax Expense [Member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Current income tax expense (recovery)	0	(5,932)
Equity attributable to owners of parent [member] | Deferred Income Tax Expense [Member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Origination and reversal of temporary differences	0	5,932
Write down (reversal of write down) or recognition of prior period temporary differences	0	(4,143)
Total deferred income tax expense (recovery)	0	1,789
Total income tax expense (recovery) recognized in equity	$ 0	$ (4,143)